CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2022		Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 13, 2020	Nov. 12, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,317				$ 2,683		$ 5,976			$ 15,699
Accounts receivable, net	1,422				1,201					1,157
Inventories	5,682				2,225					1,545
Prepaid expenses and other current assets	3,464				528					848
Total current assets	11,988				6,637					19,249
Restricted cash, non-current	250
Property and equipment, net	1,942				2,205					2,766
Intangible assets, net	1,859				2,323					2,941
Goodwill	4,271				4,271					4,271
Total assets	20,519				15,436					29,227
Current liabilities:
Accounts payable	1,245				1,786					1,356
Accrued liabilities	594				779					450
Advance from customers	1,124				803					709
Deferred income	477				714					1,187
Warranty reserve	325				360					530
Long-term borrowing, current portion	25				10					22
Total current liabilities	3,790				4,452					4,254
Long-term borrowings	148				756					183
Total liabilities	3,938				5,208					4,437
Commitments and contingencies (Note 15)
Equity:
Common stock, par $0.0004, 450,000,000 shares authorized, 17,500,000 shares issued and outstanding as of December 31, 2021 and 2020, respectively*	8	[1]			7	[1]				7
Subscription receivable					(7)					(7)
Additional paid in capital	40,607				26,085					26,033
Accumulated deficit	(24,034)				(15,857)					(1,243)
Total equity	16,581		$ 19,541	$ 7,969	10,228		$ 18,463	$ 20,628	$ 22,928	24,790	$ 9,033	$ 1,788	$ (11,637)
Total liabilities and equity	$ 20,519				$ 15,436					$ 29,227

[1]	The shares are presented on a retrospective basis to reflect the Company’s stock split (Note 7)